Note 9 - Debt, Credit Facility and Leases - Maturities of Operating Lease (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Line of Credit Facility [Abstract]
2026, operating lease	$ 3,948	$ 1,501
2027, operating lease	3,927	1,485
2028, operating lease	3,933	1,489
2029, operating lease	3,938	1,494
2030, operating lease	2,764	1,127
More than 5 years, operating lease	5,235	5,060
Total, operating lease	23,745	12,156
Less: Effect of discounting, operating lease	(4,862)	$ (2,862)
Operating lease, liability, statement of financial position [Extensible Enumeration]		Total current liabilities	Total current liabilities
Operating lease liability	$ 18,883	$ 9,294	$ 8,000